Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination
Summary of identifiable assets acquired and liabilities assumed

Cash and cash equivalent	$228
Account and other receivables, net	1,092
Inventories, net	1,565
Property, plant and equipment, net	2,864
Identifiable intangible assets, net	3,043
Prepaid expenses and other assets, current and non-current	537
Accounts payables	(1,449)
Accrued and other liabilities	(2,908)
Other long-term liabilities	(210)
Identifiable assets acquired and liabilities assumed (a)	4,762
Consideration (b)	9,033
Goodwill (b-a)	$4,271

Schedule of pro forma consolidated results of operations

Unaudited
Revenue	$4,509
Net loss	(4,665)